Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20004

January 8, 2014

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Master Trust: Amendment No. 5 to the Registration Statement on Form N-1A (File No. 811-22705)

Ladies and Gentlemen:

On behalf of our client, SSgA Master Trust (the “Trust”), we are filing, under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“Amendment No. 5”). The purpose of Amendment No. 5 is to introduce certain new series of the Trust, the SSgA MFS Systematic Core Equity Portfolio, SSgA MFS Systematic Growth Equity Portfolio and SSgA MFS Systematic Value Equity Portfolio, each of which is a master fund in a master-feeder investment structure.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Enclosures